Restatement - Schedule of Consolidated Statements of Cashflows (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Operating activities
Net income for the year	$ 79,622,129	$ 24,144,242
Change in fair value of derivative liability	(10,751,224)	7,176,949
Digital currencies	(92,119,954)	(40,407,426)
Cash providing by operating activities	$ 68,485,821	23,693,008
As previously reported [Member]
Operating activities
Net income for the year		42,539,684
Change in fair value of derivative liability		857,702
Digital currencies		(52,483,621)
Cash providing by operating activities		22,949,449
Adjustments [Member]
Operating activities
Net income for the year		(18,395,442)
Change in fair value of derivative liability		6,319,247
Digital currencies		12,076,195
Cash providing by operating activities		$ 743,559